GOODWILL AND INTANGIBLE ASSETS, NET (Schedule Of Estimated Future Amortization Expense) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
GOODWILL AND INTANGIBLE ASSETS, NET [Abstract]
2015 (six months ending December 31)	$ 2,416
2016	2,966
2017	2,130
2018	1,620
2019	1,419
Thereafter	2,500
Net carrying amount	$ 13,051	$ 16,890